Acquisitions - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 05, 2021	Jan. 19, 2021	Aug. 26, 2019	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Blackmore Sensors And Analytics, Inc. [Member]
Business Combinations [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%
Business acquisition, transaction costs			$ 1,676
Business combination, consideration transferred			74,712
Equity issued in business combination, fair value disclosure			1,537
Business combination, consideration transferred, other			692
Business acquisitions, purchase price allocation, subsequent years, remaining adjustments			$ 845
Goodwill and intangible asset impairment						$ 0
Blackmore Sensors And Analytics, Inc. [Member] | Restricted Stock Units (RSUs)
Business Combinations [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						4 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, weighted average vesting term						1 year 1 month 6 days
Blackmore Sensors And Analytics, Inc. [Member] | Common Stock [Member]
Business Combinations [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			1,835,678
Blackmore Sensors And Analytics, Inc. [Member] | Series B Preferred Stock [Member] | Preferred Stock [Member]
Business Combinations [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			2,300,690
Blackmore Sensors And Analytics, Inc. [Member] | Series B-1 Preferred Stock [Member] | Preferred Stock [Member]
Business Combinations [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			2,557,518
Apparate USA LLC [Member]
Business Combinations [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Business acquisition, equity interest issued or issuable, number of shares		116,173,646
Goodwill and intangible asset impairment					$ 0
Acquistion date fair value of consideration transferred shares issued value		$ 1,915,708
Business combination preliminary purchase price allocation initial accounting adjustment property plant and equipment					(21,652)
Business combination provisional information initial incomplete adjustments related to previous period				$ (1,676)
Business combination separately recognized non cash expenses				$ 7,873
Apparate USA LLC [Member] | Goodwill [Member]
Business Combinations [Line Items]
Business combination preliminary purchase price allocation initial accounting adjustments intangible assets					21,652
Apparate USA LLC [Member] | General and Administrative Expense [Member]
Business Combinations [Line Items]
Business combination transaction costs incurred and expensed					15,113
Apparate USA LLC [Member] | Series U-1 Redeemable Convertible Preferred Stock [Member]
Business Combinations [Line Items]
Business combination temporary equity shares issued during the period shares		50,873,075
Ours Technology [Member]
Business Combinations [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Business combination, consideration transferred	$ 40,821				40,821
Business combination, consideration transferred, other	$ 2,145
Business acquisition, equity interest issued or issuable, number of shares	2,793,699
Goodwill and intangible asset impairment					0
Acquistion date fair value of consideration transferred shares issued value					24,105
Business combination stock options assumed estimated fair value	$ 3,789
Business combination stock options stock assumptions assumed deferred compensation	$ 1,644
Business combination restricted stock units issued shares	182,449
Business combination restricted stock units issued vesting period	2 years
Ours Technology [Member] | General and Administrative Expense [Member]
Business Combinations [Line Items]
Business combination transaction costs incurred and expensed					$ 262